LEGG MASON GLOBAL TRUST, INC.:
               Legg Mason Global Government Trust
             Legg Mason International Equity Trust
               Legg Mason Emerging Markets Trust
                         Primary Shares

         Supplement to the Prospectus dated May 1, 1996
                 and amended December 31, 1996


The fifth sentence in the second paragraph in the section describing Emerging Markets' investment objective and policies on page 11 of the Prospectus is revised to read as follows:

However, appropriate hedging instruments are not available with respect to most emerging markets, and the Fund accordingly will not often employ hedging strategies.





                                                  March 11, 1997

                 LEGG MASON GLOBAL TRUST, INC.:
               Legg Mason Global Government Trust
             Legg Mason International Equity Trust
               Legg Mason Emerging Markets Trust
                        Navigator Shares

         Supplement to the Prospectus dated May 1, 1996


The fifth sentence in the second paragraph in the section describing Emerging Markets' investment objective and policies on page 9 of the Prospectus is revised to read as follows:

However, appropriate hedging instruments are not available with respect to most emerging markets, and the Fund accordingly will not often employ hedging strategies.





                                                   March 11, 1997